Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Property, plant and equipment	€ 12,630	€ 14,113
Non-current assets	12,630	14,113
Other taxes	913	690
Trade and other receivables	6,800	3,747
Cash and cash equivalents	92,413	149,408
Current assets	100,126	153,845
Total assets	112,756	167,958
Equity
Share capital	4,308	4,308
Share premium	483,881	483,812
Reserves	28,691	27,598
Accumulated deficit	(467,506)	(427,158)
Equity attributable to owners of the Company	49,374	88,560
Total equity	49,374	88,560
Liabilities
Lease liabilities	9,547	11,067
Deferred income	21,394	29,429
Non-current liabilities	30,941	40,496
Borrowings	4,872	4,582
Lease liabilities	1,545	1,567
Derivative financial instruments	234	468
Trade payables	298	16
Social securities and other taxes		1,478
Deferred income	17,552	21,942
Other current liabilities	7,940	8,849
Current liabilities	32,441	38,902
Total liabilities	63,382	79,398
Total equity and liabilities	€ 112,756	€ 167,958